Segment reporting (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]
The Group’s operating segment information for the years ended March 31, 2024, 2023 and 2022 are presented below:

Year ended March 31, 2024

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	14,661,136	11,053,956	9,918,830	35,633,922
Intersegment Revenues	-	87,753	221,461	309,214
Operating expenses*	(12,319,398)	(6,425,331)	(10,104,912)	(28,849,641)
Intersegment Expenses	(251,796)	-	(57,418)	(309,214)
Segment operating income / (loss)	2,089,942	4,716,378	(22,039)	6,784,281
Unallocated expenses:
Support Service Unit Costs				(192,902)
Depreciation and amortization				(4,773,414)
Other income / (expense), net				184,613
Finance income				337,723
Finance expenses*				(1,988,262)
Profit / (loss) before tax				352,039
Income tax (expense) / benefit				(183,100)
Profit / (loss) for the year				168,939

*Bank charges of ₹ 164,980 ($ 1,979) have been allocated to respective segments in operating expenses

Year ended March 31, 2023

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	13,290,510	10,125,610	9,987,606	33,403,726
Intersegment Revenues	-	87,749	219,754	307,503
Operating expenses*	(11,125,798)	(6,085,634)	(9,899,113)	(27,110,545)
Intersegment Expenses	(250,085)	-	(57,418)	(307,503)
Segment operating income / (loss)	1,914,627	4,127,725	250,829	6,293,181
Unallocated expenses:
Support Service Unit Costs				(149,607)
Depreciation and amortization				(3,971,865)
Other income / (expense), net				131,840
Finance income				222,905
Finance expenses*				(1,505,433)
Profit / (loss) before tax				1,021,021
Income tax (expense) / benefit				(346,499)
Profit / (loss) for the year				674,522

*Bank charges of ₹ 147,089 ($ 1,789) ha
ve
been allocated to respective segments in operating expenses

Year ended March 31, 2022

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

Segment revenue	12,011,178	7,494,395	7,520,102	27,025,675
Intersegment Revenues	-	87,753	220,468	308,221
Allocated segment expenses	9,880,381	4,297,871	6,702,094	20,880,346
Intersegment Expenses	(250,803)	-	(57,418)	(308,221)
Segment operating income / (loss)	1,879,994	3,284,277	981,058	6,145,329
Unallocated expenses:
Support Service Unit Costs				(105,285)
Depreciation and amortization				(3,298,047)
Other income / (expense), net				130,728
Finance income				73,577
Finance expenses				(1,098,096)
Profit / (loss) before tax				1,848,206
Income tax (expense) / benefit				(590,261)
Profit / (loss) for the year				1,257,945

Disclosure of geographical areas [text block]
The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2024	33,304,005	2,329,917	35,633,922
Year ended March 31, 2023	27,349,352	6,054,374	33,403,726
Year ended March 31, 2022	22,399,400	4,626,275	27,025,675

The Group does not disclose information relating to non-current assets located in India and rest of the world as the necessary information is not available and the cost to develop it would be excessive.

During the year under review revenue from one customer of the Group's Data center services segment is ₹ 4,171 million which is more than 10% of the Group's total revenue.